Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SCM Trust
Entity Central Index Key	0000836267
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Shelton Emerging Markets Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Shelton Emerging Markets Fund
Class Name	Institutional Class Shares
Trading Symbol	EMSQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Shelton Emerging Markets Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	https://sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Emerging Markets Fund - Institutional Class	$100	0.98%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

The Shelton Emerging Markets Fund – Institutional class (EMSQX) returned 32.99% in 2025, underperforming the MSCI Emerging Markets Index's return of 34.32% by -1.33%. Country allocation effects contributed positively to performance, led by an underweight to Saudi Arabia and overweights to Poland and Indonesia. Stock selection also added value driven by overweight positions in Delta Electronics and Samsung Electronics, though partially offset by an underweight position in SK Hynix and an overweight position in Realtek Semiconductor. At the industry level, Semiconductors & Semiconductor Equipment was the top contributor, however industry selection weighed down performance overall led by the fund's overweight exposure to Airlines, Real Estate Management & Development, and Textiles, Apparel & Luxury Goods. Additionally, style factor exposures detracted overall, primarily due to the fund's underweight to Value, Size, and Momentum factors.

Key Insights

Data Center & AI Infrastructure: Emerging market technology companies benefited from the global AI infrastructure buildout in 2025. Memory chip makers SK Hynix and Samsung Electronics experienced increasing demand for high-bandwidth memory, with SK Hynix selling its entire 2026 chip lineup by October. TSMC raised its 2025 revenue growth guidance to approximately 30% driven by AI and high-performance computing demand and began mass production of its 2-nanometer chips in the fourth quarter. Delta Electronics share price more than doubled as a provider of power and cooling solutions for AI servers.

Currency & Monetary Policy: The US dollar had its worst annual performance since 2017, with the Bloomberg US Dollar Spot Index declining approximately 8% in 2025, providing a tailwind for international and emerging markets. Bloomberg noted that 17 out of 23 emerging market currencies that they track, appreciated against the dollar during the year. Additionally, easing inflation across many emerging market countries led some central banks to signal more accommodative policy rates in the coming year.

Commodities & Materials: Commodity markets experienced significant gains in 2025. Copper saw it’s best year in over 15 years driven by supply strains in anticipation of potential tariffs.Gold broke the $3,500 per ounce mark in September on its way to closing the year over $4,300 per ounce. As a result, mining companies were some of the fund’s top contributors to performance with Zijin Mining and CMOC Group respectively returning over 150% and over 280% respectively for the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $500,000 investment)
Average Annual Return [Table Text Block]	Annual Performance
Annual Performance	1 Year	5 Year	10 Year
Shelton Emerging Markets Fund - Institutional Class	32.99%	6.14%	8.20%
MSCI Emerging Markets Index	33.57%	4.19%	8.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 21,103,624
Holdings Count | Holdings	50
Advisory Fees Paid, Amount	$ 27,691
Investment Company, Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Net Assets	$21,103,624
Total Number of Portfolio Holdings	50
Total Advisory Fees Paid	$27,691
Portfolio Turnover Rate	82%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of December 31, 2025) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
Taiwan Semiconductor Manufacturing Co Ltd	14.2%
Samsung Electronics Co Ltd	7.4%
Tencent Holdings Ltd	7.3%
HDFC Bank Ltd	4.0%
Infosys Ltd	3.5%
Ping An Insurance Group Co of China Ltd	3.4%
Zijin Mining Group Co Ltd	3.4%
FirstRand Ltd	3.2%
Dr Reddy's Laboratories Ltd	3.1%
Haier Smart Home Co Ltd	2.8%

Shelton Emerging Markets Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Shelton Emerging Markets Fund
Class Name	Investor Class Shares
Trading Symbol	EMSLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Shelton Emerging Markets Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	https://sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Emerging Markets Fund - Investor Class	$125	1.23%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

The Shelton Emerging Markets Fund – Investor class (EMSLX) returned 32.63% in 2025, underperforming the MSCI Emerging Markets Index's return of 33.57% by -0.94%. Country allocation effects contributed positively to performance, led by an underweight to Saudi Arabia and overweights to Poland and Indonesia. Stock selection also added value driven by overweight positions in Delta Electronics and Samsung Electronics, though partially offset by an underweight position in SK Hynix and an overweight position in Realtek Semiconductor. At the industry level, Semiconductors & Semiconductor Equipment was the top contributor, however industry selection weighed down performance overall led by the fund's overweight exposure to Airlines, Real Estate Management & Development, and Textiles, Apparel & Luxury Goods. Additionally, style factor exposures detracted overall, primarily due to the fund's underweight to Value, Size, and Momentum factors.

Key Insights

Data Center & AI Infrastructure: Emerging market technology companies benefited from the global AI infrastructure buildout in 2025. Memory chip makers SK Hynix and Samsung Electronics experienced increasing demand for high-bandwidth memory, with SK Hynix selling its entire 2026 chip lineup by October. TSMC raised its 2025 revenue growth guidance to approximately 30% driven by AI and high-performance computing demand and began mass production of its 2-nanometer chips in the fourth quarter. Delta Electronics share price more than doubled as a provider of power and cooling solutions for AI servers.

Currency & Monetary Policy: The US dollar had its worst annual performance since 2017, with the Bloomberg US Dollar Spot Index declining approximately 8% in 2025, providing a tailwind for international and emerging markets. Bloomberg noted that 17 out of 23 emerging market currencies that they track, appreciated against the dollar during the year. Additionally, easing inflation across many emerging market countries led some central banks to signal more accommodative policy rates in the coming year.

Commodities & Materials: Commodity markets experienced significant gains in 2025. Copper saw it’s best year in over 15 years driven by supply strains in anticipation of potential tariffs.Gold broke the $3,500 per ounce mark in September on its way to closing the year over $4,300 per ounce. As a result, mining companies were some of the fund’s top contributors to performance with Zijin Mining and CMOC Group respectively returning over 150% and over 280% respectively for the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]	Annual Performance
Annual Performance	1 Year	5 Year	10 Year
Shelton Emerging Markets Fund - Investor Class	32.63%	5.87%	7.93%
MSCI Emerging Markets Index	33.57%	4.19%	8.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,596,799
Holdings Count | Holdings	50
Advisory Fees Paid, Amount	$ 1,763
Investment Company, Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Net Assets	$1,596,799
Total Number of Portfolio Holdings	50
Total Advisory Fees Paid	$1,763
Portfolio Turnover Rate	82%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of December 31, 2025) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
Taiwan Semiconductor Manufacturing Co Ltd	14.2%
Samsung Electronics Co Ltd	7.4%
Tencent Holdings Ltd	7.3%
HDFC Bank Ltd	4.0%
Infosys Ltd	3.5%
Ping An Insurance Group Co of China Ltd	3.4%
Zijin Mining Group Co Ltd	3.4%
FirstRand Ltd	3.2%
Dr Reddy's Laboratories Ltd	3.1%
Haier Smart Home Co Ltd	2.8%

Shelton International Select Equity Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Shelton International Select Equity Fund
Class Name	Institutional Class Shares
Trading Symbol	SISEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Shelton International Select Equity Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	https://sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton International Select Equity Fund - Institutional Class	$101	0.99%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

The Shelton International Select Equity Fund – Institutional class (SISEX) returned 30.67% in 2025, underperforming the MSCI ACWI Ex USA Net Total Return Index return of 32.39% by -1.72%. Country allocation effects contributed positively to performance, led by an overweight to Japan and underweights to China, and Taiwan. Stock selection also added value driven by positions in Smiths Group, BNP Paribas, and Konica Minolta, though partially offset by overweight holdings in Henkel, Socionext, and AMS-Osram. At the industry level, an underweight position in Metals & Mining and an overweight position in Electronic Equipment and Communications Equipment were top contributors, however industry selection weighed down performance overall led by an underweight to Semiconductors & Semiconductor Equipment and Aerospace & Defense as well as an overweight to REITs. Additionally, style factor exposures detracted overall, primarily due to the fund's underweight to Size, partially offset by positive contributions from Value and Market Sensitivity factors.

Key Insights

Data Center & AI Infrastructure: Asia-Pacific technology companies benefited from the global AI infrastructure buildout in 2025 with the combined weights of Taiwan and South Korea increasing from about 8.5% to over 10.3% during the period. Memory chip makers SK Hynix and Samsung Electronics experienced increasing demand for high-bandwidth memory, with SK Hynix selling its entire 2026 chip lineup by October. TSMC raised its 2025 revenue growth guidance to approximately 30% driven by AI and high‑performance computing demand and began mass production of its 2-nanometer chips in the fourth quarter. Delta Electronics share price more than doubled as a provider of power and cooling solutions for AI servers.

Currency & Monetary Policy: The US dollar had its worst annual performance since 2017, with the Bloomberg US Dollar Spot Index declining approximately 8% in 2025, providing a tailwind for international markets broadly. Most major developed market currencies appreciated against the dollar ( Euro, Swiss Franc, Canadian Dollar, British Pound, and Australian Dollar ) with the Yen being a notable exception. In Japan, the Bank of Japan raised its benchmark interest rate twice during the period to 0.75% in December, the highest level in roughly 30 years, signaling a notable shift away from decades of loose monetary policy. The fund's overweight to Japan during the period contributed positively to country allocation, though yen weakness partially offset these gains on a currency adjusted basis.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $500,000 investment)
Average Annual Return [Table Text Block]	Annual Performance
Annual Performance	1 Year	5 Year	10 Year
Shelton International Select Equity Fund - Institutional Class	30.67%	5.77%	8.98%
MSCI ACWI ex USA Index	32.39%	7.90%	8.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 37,656,055
Holdings Count | Holdings	111
Advisory Fees Paid, Amount	$ 160,698
Investment Company, Portfolio Turnover	186.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Net Assets	$37,656,055
Total Number of Portfolio Holdings	111
Total Advisory Fees Paid	$160,698
Portfolio Turnover Rate	186%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of December 31, 2025) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
Konica Minolta Inc	2.5%
Max Co Ltd	2.4%
De' Longhi SpA	2.4%
Asahi Intecc Co Ltd	2.2%
Keller Group PLC	2.1%
Nissan Chemical Corp	2.1%
Bezeq The Israeli Telecommunication Corp Ltd	2.0%
Renew Holdings PLC	1.9%
Charter Hall Group	1.9%
Gamma Communications PLC	1.9%

Shelton International Select Equity Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Shelton International Select Equity Fund
Class Name	Investor Class Shares
Trading Symbol	SISLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Shelton International Select Equity Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	https://sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton International Select Equity Fund - Investor Class	$126	1.24%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

The Shelton International Select Equity Fund – Investor class (SISLX) returned 30.33% in 2025, underperforming the MSCI ACWI Ex USA Net Total Return Index return of 32.39% by -2.06%. Country allocation effects contributed positively to performance, led by an overweight to Japan and underweights to China, and Taiwan. Stock selection also added value driven by positions in Smiths Group, BNP Paribas, and Konica Minolta, though partially offset by overweight holdings in Henkel, Socionext, and AMS-Osram. At the industry level, an underweight position in Metals & Mining and an overweight position in Electronic Equipment and Communications Equipment were top contributors, however industry selection weighed down performance overall led by an underweight to Semiconductors & Semiconductor Equipment and Aerospace & Defense as well as an overweight to REITs. Additionally, style factor exposures detracted overall, primarily due to the fund's underweight to Size, partially offset by positive contributions from Value and Market Sensitivity factors.

Key Insights

Data Center & AI Infrastructure: Asia-Pacific technology companies benefited from the global AI infrastructure buildout in 2025 with the combined weights of Taiwan and South Korea increasing from about 8.5% to over 10.3% during the period. Memory chip makers SK Hynix and Samsung Electronics experienced increasing demand for high-bandwidth memory, with SK Hynix selling its entire 2026 chip lineup by October. TSMC raised its 2025 revenue growth guidance to approximately 30% driven by AI and high‑performance computing demand and began mass production of its 2-nanometer chips in the fourth quarter. Delta Electronics share price more than doubled as a provider of power and cooling solutions for AI servers.

Currency & Monetary Policy: The US dollar had its worst annual performance since 2017, with the Bloomberg US Dollar Spot Index declining approximately 8% in 2025, providing a tailwind for international markets broadly. Most major developed market currencies appreciated against the dollar ( Euro, Swiss Franc, Canadian Dollar, British Pound, and Australian Dollar ) with the Yen being a notable exception. In Japan, the Bank of Japan raised its benchmark interest rate twice during the period to 0.75% in December, the highest level in roughly 30 years, signaling a notable shift away from decades of loose monetary policy. The fund's overweight to Japan during the period contributed positively to country allocation, though yen weakness partially offset these gains on a currency adjusted basis.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]	Annual Performance
Annual Performance	1 Year	5 Year	10 Year
Shelton International Select Equity Fund - Investor Class	30.33%	5.51%	8.70%
MSCI ACWI ex USA Index	32.39%	7.90%	8.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,432,413
Holdings Count | Holdings	111
Advisory Fees Paid, Amount	$ 17,764
Investment Company, Portfolio Turnover	186.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Net Assets	$4,432,413
Total Number of Portfolio Holdings	111
Total Advisory Fees Paid	$17,764
Portfolio Turnover Rate	186%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of December 31, 2025) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
Konica Minolta Inc	2.5%
Max Co Ltd	2.4%
De' Longhi SpA	2.4%
Asahi Intecc Co Ltd	2.2%
Keller Group PLC	2.1%
Nissan Chemical Corp	2.1%
Bezeq The Israeli Telecommunication Corp Ltd	2.0%
Renew Holdings PLC	1.9%
Charter Hall Group	1.9%
Gamma Communications PLC	1.9%

SHELTON TACTICAL CREDIT FUND - Institutional Class
Shareholder Report [Line Items]
Fund Name	Shelton Tactical Credit Fund
Class Name	Institutional Class Shares
Trading Symbol	DEBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Shelton Tactical Credit Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	https://sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Tactical Credit Fund - Institutional Class	$82	0.80%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

For the fiscal year ended December 31, 2025, the Fund outperformed its benchmark index, generating a return of 8.55%, as compared to the 7.30% return for the US Aggregate Bond Index.

For the overall market, 10-year US Treasury rates began the year at 4.57%, quickly reached an interim high of 4.79% in mid-January, declined to 4.00% into April, spiked again to 4.60% in late May, declined steadily to 3.95% in October as the Federal Reserve continued cutting rates, and then rose again to 4.17% into year-end.

Bonds of lower-rated companies outperformed higher-quality more rate-sensitive bonds in a period of strong economic growth and a risk-on environment generally, but even investment grade bonds benefitted from Federal Reserve interest rate cuts.Longer duration high quality bonds underperformed modestly as the US Treasury curve steepened in Q4.

The Fund’s outperformance was generated by portfolio positioning that was shorter in duration and slightly more credit sensitive, and active trading around volatility. Strong underwriting and credit selection allowed the Fund to avoid any adverse credit events during the year.

In addition, the Fund realized event-driven gains in PetSmart, Sun Communities, Calpine, Acushnet, Digicel, Rivian, Guitar Center, Uniti Group, Bausch Health, Cinemark, and JBS Foods by mergers, acquisitions, refinancings, credit rating upgrades and other corporate events.

Portfolio hedges were a modest drag on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $500,000 investment)
Average Annual Return [Table Text Block]	Annual Performance
Annual Performance	1 Year	5 Year	10 Year
Shelton Tactical Credit Fund - Institutional Class	8.55%.	3.83%	3.89%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 53,344,195
Holdings Count | Holdings	50
Advisory Fees Paid, Amount	$ 179,279
Investment Company, Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Net Assets	$53,344,195
Total Number of Portfolio Holdings	50
Total Advisory Fees Paid	$179,279
Portfolio Turnover Rate	107%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of December 31, 2025) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
United States Treasury Bill	9.6%
Six Flags Entertainment Corp / Six Flags Theme Parks Inc/ Canada's Wonderland Co	3.6%
Iron Mountain Inc	3.6%
Sirius XM Radio LLC	3.3%
Calpine Corp	3.2%
Mars Inc	3.2%
AMC Entertainment Holdings Inc	3.2%
Talos Production Inc	2.8%
1261229 BC Ltd	2.8%
American Homes 4 Rent LP	2.8%

SHELTON TACTICAL CREDIT FUND - Investor Class
Shareholder Report [Line Items]
Fund Name	Shelton Tactical Credit Fund
Class Name	Investor Class Shares
Trading Symbol	DEBTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Shelton Tactical Credit Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	https://sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Tactical Credit Fund - Investor Class	$110	1.08%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

For the fiscal year ended December 31, 2025, the Fund outperformed its benchmark index, generating a return of 8.21%, as compared to the 7.30% return for the US Aggregate Bond Index.

For the overall market, 10-year US Treasury rates began the year at 4.57%, quickly reached an interim high of 4.79% in mid-January, declined to 4.00% into April, spiked again to 4.60% in late May, declined steadily to 3.95% in October as the Federal Reserve continued cutting rates, and then rose again to 4.17% into year-end.

Bonds of lower-rated companies outperformed higher-quality more rate-sensitive bonds in a period of strong economic growth and a risk-on environment generally, but even investment grade bonds benefitted from Federal Reserve interest rate cuts.Longer duration high quality bonds underperformed modestly as the US Treasury curve steepened in Q4.

The Fund’s outperformance was generated by portfolio positioning that was shorter in duration and slightly more credit sensitive, and active trading around volatility. Strong underwriting and credit selection allowed the Fund to avoid any adverse credit events during the year.

In addition, the Fund realized event-driven gains in PetSmart, Sun Communities, Calpine, Acushnet, Digicel, Rivian, Guitar Center, Uniti Group, Bausch Health, Cinemark, and JBS Foods by mergers, acquisitions, refinancings, credit rating upgrades and other corporate events.

Portfolio hedges were a modest drag on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]	Annual Performance
Annual Performance	1 Year	5 Year	10 Year
Shelton Tactical Credit Fund - Investor Class	8.21%	3.56%	3.63%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,230,065
Holdings Count | Holdings	50
Advisory Fees Paid, Amount	$ 9,415
Investment Company, Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Net Assets	$2,230,065
Total Number of Portfolio Holdings	50
Total Advisory Fees Paid	$9,415
Portfolio Turnover Rate	107%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of December 31, 2025) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
United States Treasury Bill	9.6%
Six Flags Entertainment Corp / Six Flags Theme Parks Inc/ Canada's Wonderland Co	3.6%
Iron Mountain Inc	3.6%
Sirius XM Radio LLC	3.3%
Calpine Corp	3.2%
Mars Inc	3.2%
AMC Entertainment Holdings Inc	3.2%
Talos Production Inc	2.8%
1261229 BC Ltd	2.8%
American Homes 4 Rent LP	2.8%

Shelton Equity Premium Income ETF
Shareholder Report [Line Items]
Fund Name	Shelton Equity Premium Income ETF
Class Name	Shelton Equity Premium Income ETF
Trading Symbol	SEPI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Shelton Equity Premium Income ETF for the period September 8, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	https://sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Equity Premium Income ETF - Investor Class	$55	0.54%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

•      Performance from Key Holdings: Contributions from holdings such as Caterpillar Inc (CAT), Alphabet Inc (GOOGL), and Cardinal Health (CAH) enhanced the Fund’s total return during the fiscal year ended December 31, 2025. During the period, these names benefited from strong earnings and favorable sector tailwinds, helping the Fund perform in line with the CBOE S&P500 BuyWrite Monthly Index (BXM).

•    Use of Covered Call Strategy: The Fund’s active strategy of writing covered calls on individual large-cap equities like Walmart Inc (WMT) and Nvidia Corp (NVDA) generated premiums that supported cash flow and helped buffer volatility during periods of market rotation.

• Sector Weighting Adjustments: Strategic allocations to sectors such as technology, Industrials, and Health Care aligned well with broader market trends. These tilts provided exposure to momentum areas while avoiding over-concentration in underperforming sectors like Consumer Staples.

•      Market Dynamics and Economic Factors: The Fund navigated a complex backdrop of moderating inflation, interest rate pauses, and renewed AI enthusiasm. The Fund's focus on what we believe to be quality businesses with durable earnings supported the Fund’s resilient performance during macro uncertainty in the period.

•   Diversification Across Companies: A balanced portfolio of dividend-payers and growth leaders—such as Arista Networks (ANET), Newmont Corp (NEM), and Johnson & Johnson (JNJ)—reduced downside risk and contributed to overall gains during the fiscal year. This diversification helped offset weakness in holdings like Netflix (NFLX), Meta Platforms (META), and Fastenal Co (FAST).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]	Annual Performance
Annual Performance	Since Inception (9/8/25)
Shelton Equity Premium Income ETF - Investor Class	7.48%
S&P 500 Index	5.78%
CBOE S&P 500 Buy Write Index	7.83%

Performance Inception Date	Sep. 08, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 57,234,412
Holdings Count | Holdings	40
Advisory Fees Paid, Amount	$ 59,123
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Net Assets	$57,234,412
Total Number of Portfolio Holdings	40
Total Advisory Fees Paid	$59,123
Portfolio Turnover Rate	14%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of December 31, 2025) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
Apple Inc	5.5%
Caterpillar Inc	5.0%
Alphabet Inc - Class A	5.0%
NVIDIA Corp	4.2%
Microsoft Corp	4.2%
Broadcom Inc	4.2%
The Goldman Sachs Group Inc	3.8%
Amazon.com Inc	3.7%
Meta Platforms Inc	3.7%
Johnson & Johnson	3.5%

ICON CONSUMER SELECT FUND - Institutional Class
Shareholder Report [Line Items]
Fund Name	ICON Consumer Select Fund
Class Name	Institutional Class Shares
Trading Symbol	ICFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ICON Consumer Select Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Consumer Select Fund - Institutional Class	$150	1.47%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

During 2025, the ICON Consumer Select Fund underperformed the S&P 1500 Financials by 8.39%, as the portfolio delivered a total return of 5.95% versus the benchmark’s 14.34%. The underperformance was primarily attributable to adverse stock selection of -3.42% and unfavorable sector allocation of -2.76%. The Financials sector detracted by -2.72%, with Diversified Banks within Financials further reducing returns by -3.96%. Conversely, unassigned exposures contributed positively by 33 basis points.

The Fund’s largest detractor to performance versus the S&P 1500 Financials Index was Deckers Outdoor Corporation, a designer and marketer of premium footwear and apparel, with an average weight of 1.93% in the Fund throughout the period. The security's return of -59.88% significantly lagged the overall benchmark's return of 14.34%, thereby detracting -2.58% from the Fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $500,000 investment)
Average Annual Return [Table Text Block]

Annual Performance

Annual Performance	1 Year	5 Year	10 Year
Icon Consumer Select Fund - Institutional Class	5.95%	9.09%	8.23%
S&P 1500 Index	17.02%	13.95%	14.45%
S&P 1500 Financials Index	14.34%	14.90%	12.90%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 27,555,311
Holdings Count | Holdings	25
Advisory Fees Paid, Amount	$ 295,750
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Net Assets	$27,555,311
Total Number of Portfolio Holdings	25
Total Advisory Fees Paid	$295,750
Portfolio Turnover Rate	28%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of December 31, 2025) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
American Express Co	7.0%
Equitable Holdings Inc	6.4%
RenaissanceRe Holdings Ltd	6.3%
Visa Inc	6.1%
Coca-Cola Europacific Partners PLC	5.9%
LPL Financial Holdings Inc	5.8%
The Hartford Insurance Group Inc	5.7%
Gildan Activewear Inc	5.1%
Huntington Bancshares Inc	5.1%
Arch Capital Group Ltd	5.0%

ICON CONSUMER SELECT FUND - Investor Class
Shareholder Report [Line Items]
Fund Name	ICON Consumer Select Fund
Class Name	Investor Class Shares
Trading Symbol	ICFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ICON Consumer Select Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Consumer Select Fund - Investor Class	$175	1.72%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

During 2025, the ICON Consumer Select Fund underperformed the S&P 1500 Financials by 8.60%, as the portfolio delivered a total return of 5.74% versus the benchmark’s 14.34%. The underperformance was primarily attributable to adverse stock selection of -3.42% and unfavorable sector allocation of -2.76%. The Financials sector detracted by -2.72%, with Diversified Banks within Financials further reducing returns by -3.96%. Conversely, unassigned exposures contributed positively by 33 basis points.

The Fund’s largest detractor to performance versus the S&P 1500 Financials Index was Deckers Outdoor Corporation, a designer and marketer of premium footwear and apparel, with an average weight of 1.93% in the Fund throughout the period. The security's return of -59.88% significantly lagged the overall benchmark's return of 14.34%, thereby detracting -2.58% from the Fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]

Annual Performance

Annual Performance	1 Year	5 Year	10 Year
Icon Consumer Select Fund - Investor Class	5.74%	8.81%	7.92%
S&P 1500 Index	17.02%	13.95%	14.45%
S&P 1500 Financials Index	14.34%	14.90%	12.90%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,449,395
Holdings Count | Holdings	25
Advisory Fees Paid, Amount	$ 15,815
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Net Assets	$1,449,395
Total Number of Portfolio Holdings	25
Total Advisory Fees Paid	$15,815
Portfolio Turnover Rate	28%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of December 31, 2025) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
American Express Co	7.0%
Equitable Holdings Inc	6.4%
RenaissanceRe Holdings Ltd	6.3%
Visa Inc	6.1%
Coca-Cola Europacific Partners PLC	5.9%
LPL Financial Holdings Inc	5.8%
The Hartford Insurance Group Inc	5.7%
Gildan Activewear Inc	5.1%
Huntington Bancshares Inc	5.1%
Arch Capital Group Ltd	5.0%

ICON EQUITY FUND - Institutional Class
Shareholder Report [Line Items]
Fund Name	ICON Equity Fund
Class Name	Institutional Class Shares
Trading Symbol	IOLZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ICON Equity Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Equity Fund - Institutional Class	$117	1.15%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

During 2025, the ICON Equity Fund underperformed the S&P Composite 1500 Index by 1.18%, as the portfolio delivered a total return of 15.84% versus the benchmark’s 17.02%. The Consumer Discretionary sector added 2.03% to relative performance, with Broadline Retail within this sector contributing 45 basis points. Conversely, Industrials detracted -1.46%, primarily due to underperformance in Construction Machinery & Heavy Transportation Equipment, which subtracted -1.35%.

Seagate Technology Holdings PLC, a leading data storage solutions provider, was maintained in the portfolio throughout the period with an average overweight of 3.65%. The security delivered a return of 225.15%, substantially outpacing the benchmark's 17.02% and thereby contributed 5.34% to the fund's excess return.

Century Aluminum Company, an integrated primary aluminum producer, was maintained in the portfolio throughout the period with an average overweight of 1.67%. The security delivered a return of 115.04% compared to the benchmark's 17.02%, thereby contributing 2.31% to the fund's relative outperformance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $500,000 investment)
Average Annual Return [Table Text Block]	Annual Performance
Annual Performance	1 Year	5 Year	10 Year
Icon Equity Fund - Institutional Class	15.84%	7.23%	10.29%
S&P 1500 Index	17.02%	13.95%	14.45%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 33,076,799
Holdings Count | Holdings	36
Advisory Fees Paid, Amount	$ 250,219
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Net Assets	$33,076,799
Total Number of Portfolio Holdings	36
Total Advisory Fees Paid	$250,219
Portfolio Turnover Rate	23%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of December 31, 2025) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
Seagate Technology Holdings PLC	7.3%
Armstrong World Industries Inc	5.1%
LPL Financial Holdings Inc	4.9%
Kaiser Aluminum Corp	4.9%
Horace Mann Educators Corp	4.6%
JPMorgan Chase & Co	4.5%
Lincoln National Corp	4.3%
Truist Financial Corp	3.9%
Century Aluminum Co	3.9%
Delta Air Lines Inc	3.8%

ICON EQUITY FUND - Investor Class
Shareholder Report [Line Items]
Fund Name	ICON Equity Fund
Class Name	Investor Class Shares
Trading Symbol	ISTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ICON Equity Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Equity Fund - Investor Class	$143	1.40%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

During 2025, the ICON Equity Fund underperformed the S&P Composite 1500 Index by 1.46%, as the portfolio delivered a total return of 15.56% versus the benchmark’s 17.02%. The Consumer Discretionary sector added 2.03% to relative performance, with Broadline Retail within this sector contributing 45 basis points. Conversely, Industrials detracted -1.46%, primarily due to underperformance in Construction Machinery & Heavy Transportation Equipment, which subtracted -1.35%.

Seagate Technology Holdings PLC, a leading data storage solutions provider, was maintained in the portfolio throughout the period with an average overweight of 3.65%. The security delivered a return of 225.15%, substantially outpacing the benchmark's 17.02% and thereby contributed 5.34% to the fund's excess return.

Century Aluminum Company, an integrated primary aluminum producer, was maintained in the portfolio throughout the period with an average overweight of 1.67%. The security delivered a return of 115.04% compared to the benchmark's 17.02%, thereby contributing 2.31% to the fund's relative outperformance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]	Annual Performance
Annual Performance	1 Year	5 Year	10 Year
Icon Equity Fund - Investor Class	15.56%	6.97%	10.00%
S&P 1500 Index	17.02%	13.95%	14.45%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 15,849,461
Holdings Count | Holdings	36
Advisory Fees Paid, Amount	$ 110,652
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Net Assets	$15,849,461
Total Number of Portfolio Holdings	36
Total Advisory Fees Paid	$110,652
Portfolio Turnover Rate	23%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of December 31, 2025) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
Seagate Technology Holdings PLC	7.3%
Armstrong World Industries Inc	5.1%
LPL Financial Holdings Inc	4.9%
Kaiser Aluminum Corp	4.9%
Horace Mann Educators Corp	4.6%
JPMorgan Chase & Co	4.5%
Lincoln National Corp	4.3%
Truist Financial Corp	3.9%
Century Aluminum Co	3.9%
Delta Air Lines Inc	3.8%

ICON EQUITY INCOME FUND - Institutional Class
Shareholder Report [Line Items]
Fund Name	ICON Equity Income Fund
Class Name	Institutional Class Shares
Trading Symbol	IOEZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ICON Equity Income Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Equity Income Fund - Institutional Class	$123	1.21%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

During 2025, ICON Equity Income Fund underperformed the S&P Composite 1500 by delivering a portfolio total return of 14.41% versus the benchmark’s 17.02%, resulting in a total effect of -2.61%. Financials contributed significantly to relative performance with a total effect of 4.98%, particularly within Diversified Banks at 3.38%. Conversely, Industrials detracted from performance with a total effect of -2.48%, notably within Construction Machinery & Heavy Transportation Equipment at -1.68%.

With respect to the fund's fixed income investments, portfolio duration, a measure of interest rate risk, continued to be relatively short throughout the year. As the year progressed, we reduced the fixed income allocation shifting assets to equities.

We were able to sustain a high dividend yield due to past purchases of airline equipment trust bonds as well as the floating rate securities.  These experienced gradual reductions throughout the year due to sinking funds on the airline issues and calls on the fixed to float issues.  We eliminated our closed end bond funds as we reallocated to equities.

We believe that the funds event driven, value-oriented fixed income strategy continues to be successful.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $500,000 investment)
Average Annual Return [Table Text Block]	Annual Performance
Annual Performance	1 Year	5 Year	10 Year
Icon Equity Income Fund - Institutional Class	14.41%	6.44%	8.12%
S&P 1500 Index	17.02%	13.95%	14.45%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 29,328,754
Holdings Count | Holdings	32
Advisory Fees Paid, Amount	$ 225,419
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Net Assets	$29,328,754
Total Number of Portfolio Holdings	32
Total Advisory Fees Paid	$225,419
Portfolio Turnover Rate	26%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of December 31, 2025) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
ING Groep NV	6.3%
Evergy Inc	5.6%
KeyCorp	5.3%
National Fuel Gas Co	5.1%
DTE Energy Co	5.0%
The Western Union Co	4.9%
The AES Corp	4.7%
Horace Mann Educators Corp	4.7%
Portland General Electric Co	4.6%
OneMain Holdings Inc	4.5%

ICON EQUITY INCOME FUND - Investor Class
Shareholder Report [Line Items]
Fund Name	ICON Equity Income Fund
Class Name	Investor Class Shares
Trading Symbol	IEQAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ICON Equity Income Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Equity Income Fund - Investor Class	$149	1.46%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

During 2025, ICON Equity Income Fund underperformed the S&P Composite 1500 by delivering a portfolio total return of 14.13% versus the benchmark’s 17.02%, resulting in a total effect of -2.89%. Financials contributed significantly to relative performance with a total effect of 4.98%, particularly within Diversified Banks at 3.38%. Conversely, Industrials detracted from performance with a total effect of -2.48%, notably within Construction Machinery & Heavy Transportation Equipment at -1.68%.

With respect to the fund's fixed income investments, portfolio duration, a measure of interest rate risk, continued to be relatively short throughout the year. As the year progressed, we reduced the fixed income allocation shifting assets to equities.

We were able to sustain a high dividend yield due to past purchases of airline equipment trust bonds as well as the floating rate securities.  These experienced gradual reductions throughout the year due to sinking funds on the airline issues and calls on the fixed to float issues.  We eliminated our closed end bond funds as we reallocated to equities.

We believe that the funds event driven, value-oriented fixed income strategy continues to be successful.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]	Annual Performance
Annual Performance	1 Year	5 Year	10 Year
Icon Equity Income Fund - Investor Class	14.13%	6.18%	7.85%
S&P 1500 Index	17.02%	13.95%	14.45%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,846,908
Holdings Count | Holdings	32
Advisory Fees Paid, Amount	$ 89,559
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Net Assets	$11,846,908
Total Number of Portfolio Holdings	32
Total Advisory Fees Paid	$89,559
Portfolio Turnover Rate	26%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of December 31, 2025) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
ING Groep NV	6.3%
Evergy Inc	5.6%
KeyCorp	5.3%
National Fuel Gas Co	5.1%
DTE Energy Co	5.0%
The Western Union Co	4.9%
The AES Corp	4.7%
Horace Mann Educators Corp	4.7%
Portland General Electric Co	4.6%
OneMain Holdings Inc	4.5%

ICON FLEXIBLE BOND FUND - Institutional Class
Shareholder Report [Line Items]
Fund Name	ICON Flexible Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	IOBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ICON Flexible Bond Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Flexible Bond Fund - Institutional Class	$78	0.76%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

2025 was largely a transition year from restrictive to neutral Federal Reserve policy. After peaking the federal funds rate in 2024, the Fed:

•    Began gradual rate cuts in mid-to-late 2025 as inflation trended closer to target.

•  Emphasized “data dependence,” keeping policy tighter than prior easing cycles.

•  The yield curve began the year inverted.

•  As rate cuts approached, the curve partially re-steepened, driven mostly by declining short-term yields.

•  US Treasury 10-year yield generally ranged between ~3.75%–4.50% during the year.

Corporate bond yield spreads (the yield in excess of comparable US Treasuries) continued to be narrower during the fiscal year than we found attractive generally tightening even further than in 2024.

Total returns for the fund was 5.69% for the year ending December 31, 2025 compared to 7.31% for the Bloomberg US Universal Index ex MBS. The fund’s relative performance was hurt by several specific credit problems.

The fund’s portfolio duration, a measure of interest rate risk, continued to be relatively short throughout the year. We were able to sustain a high dividend yield due to success in our use of securities, which experienced high-interest rate resets as they moved to floating rate status pricing against high short-term rates. As the year went on, we saw many of these bonds retired by the issuers. The fund ended the year with a lower exposure to this sector.

In addition, we continued to capture higher yields with airline enhanced equipment trust certificates (EETCs). That sector experienced natural decline as their sinking funds and maturities reduced the fund’s exposure from previous levels. We found what we believe to be attractive opportunities in select commercial mortgage-backed securities and asset backed securities.

We continued our use of high yielding closed end bond funds, and our preferred stock strategy involving dividend capture.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $500,000 investment)
Average Annual Return [Table Text Block]

Annual Performance

Annual Performance	1 Year	5 Year	10 Year
Icon Flexible Bond Fund - Institutional Class	5.69%	4.22%	4.48%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Universal Index ex MBS	7.31%	0.02%	2.68%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 409,687,974
Holdings Count | Holdings	146
Advisory Fees Paid, Amount	$ 1,903,941
Investment Company, Portfolio Turnover	158.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Net Assets	$409,687,974
Total Number of Portfolio Holdings	146
Total Advisory Fees Paid	$1,903,941
Portfolio Turnover Rate	158%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of December 31, 2025) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
Nuveen Floating Rate Income Fund	3.1%
STWD 2021-FL2 Ltd	2.9%
UMH Properties Inc	2.7%
The PNC Financial Services Group Inc	2.7%
BXMT 2021-FL4 Ltd	2.2%
Flexential Issuer 2021-1	2.1%
JPMorgan Chase & Co	1.8%
Farm Credit Bank of Texas	1.7%
Fifth Third Bancorp	1.6%
Summit Midstream Holdings LLC	1.6%

ICON FLEXIBLE BOND FUND - Investor Class
Shareholder Report [Line Items]
Fund Name	ICON Flexible Bond Fund
Class Name	Investor Class Shares
Trading Symbol	IOBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ICON Flexible Bond Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Flexible Bond Fund - Investor Class	$103	1.01%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

2025 was largely a transition year from restrictive to neutral Federal Reserve policy. After peaking the federal funds rate in 2024, the Fed:

•     Began gradual rate cuts in mid-to-late 2025 as inflation trended closer to target.

•   Emphasized “data dependence,” keeping policy tighter than prior easing cycles.

•   The yield curve began the year inverted.

•  As rate cuts approached, the curve partially re-steepened, driven mostly by declining short-term yields.

•   US Treasury 10-year yield generally ranged between ~3.75%–4.50% during the year.

Corporate bond yield spreads (the yield in excess of comparable US Treasuries) continued to be narrower during the fiscal year than we found attractive generally tightening even further than in 2024.

Total returns for the fund was 5.47% for the year ending December 31, 2025 compared to 7.31% for the Bloomberg US Universal Index ex MBS. The fund’s relative performance was hurt by several specific credit problems.

The fund’s portfolio duration, a measure of interest rate risk, continued to be relatively short throughout the year. We were able to sustain a high dividend yield due to success in our use of securities, which experienced high-interest rate resets as they moved to floating rate status pricing against high short-term rates. As the year went on, we saw many of these bonds retired by the issuers. The fund ended the year with a lower exposure to this sector.

In addition, we continued to capture higher yields with airline enhanced equipment trust certificates (EETCs). That sector experienced natural decline as their sinking funds and maturities reduced the fund’s exposure from previous levels. We found what we believe to be attractive opportunities in select commercial mortgage-backed securities and asset backed securities.

We continued our use of high yielding closed end bond funds, and our preferred stock strategy involving dividend capture.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]

Annual Performance

Annual Performance	1 Year	5 Year	10 Year
Icon Flexible Bond Fund - Investor Class	5.47%	4.00%	4.23%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Universal Index ex MBS	7.31%	0.02%	2.68%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 30,027,382
Holdings Count | Holdings	146
Advisory Fees Paid, Amount	$ 141,008
Investment Company, Portfolio Turnover	158.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Net Assets	$30,027,382
Total Number of Portfolio Holdings	146
Total Advisory Fees Paid	$141,008
Portfolio Turnover Rate	158%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of December 31, 2025) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
Nuveen Floating Rate Income Fund	3.1%
STWD 2021-FL2 Ltd	2.9%
UMH Properties Inc	2.7%
The PNC Financial Services Group Inc	2.7%
BXMT 2021-FL4 Ltd	2.2%
Flexential Issuer 2021-1	2.1%
JPMorgan Chase & Co	1.8%
Farm Credit Bank of Texas	1.7%
Fifth Third Bancorp	1.6%
Summit Midstream Holdings LLC	1.6%

ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class
Shareholder Report [Line Items]
Fund Name	ICON Health and Information Technology Fund
Class Name	Institutional Class Shares
Trading Symbol	ICTEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ICON Health and Information Technology Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Health and Information Technology Fund, Institutional Class	$132	1.30%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

The ICON Health & Technology Fund underperformed the S&P Composite 1500 Information Technology Index during 2025, as evidenced by a portfolio total return of 17.30% versus the benchmark’s 23.81%, resulting in a total effect of -6.51%. The Information Technology sector detracted 4.14%, with Semiconductors specifically reducing performance by 6.24%. Conversely, Communication Services contributed 1.93%, primarily driven by Interactive Media & Services at 1.93%.

The S&P Composite 1500 Information Technology Index delivered a robust return of 23.81% for the period. Because the ICON Health & Information Technology Fund held an average of 14.16% of its holdings in the Health Care sector, those holdings underperformed and only contributed 0.83% to overall fund performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $500,000 investment)
Average Annual Return [Table Text Block]

Annual Performance

Annual Performance	1 Year	5 Year	10 Year
Icon Health and Information Technology Fund Institutional Class	17.30%	7.38%	13.82%
S&P 1500 Index	17.02%	13.95%	14.45%
S&P 1500 Information Technology Index	23.81%	20.48%	23.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 76,373,412
Holdings Count | Holdings	27
Advisory Fees Paid, Amount	$ 758,637
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Net Assets	$76,373,412
Total Number of Portfolio Holdings	27
Total Advisory Fees Paid	$758,637
Portfolio Turnover Rate	42%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of December 31, 2025) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
Taiwan Semiconductor Manufacturing Co Ltd	6.5%
Cisco Systems Inc	6.5%
Arista Networks Inc	5.9%
Meta Platforms Inc	5.1%
Alphabet Inc - Class C	5.1%
HCA Healthcare Inc	5.0%
Encompass Health Corp	4.9%
Seagate Technology Holdings PLC	4.5%
Teradyne Inc	4.5%
TD SYNNEX Corp	3.9%

ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class
Shareholder Report [Line Items]
Fund Name	ICON Health and Information Technology Fund
Class Name	Investor Class Shares
Trading Symbol	ICTTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ICON Health and Information Technology Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Health and Information Technology Fund - Investor Class	$159	1.56%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

The ICON Health & Technology Fund underperformed the S&P Composite 1500 Information Technology Index during 2025, as evidenced by a portfolio total return of 17.06% versus the benchmark’s 23.81%, resulting in a total effect of -6.75%. The Information Technology sector detracted 4.14%, with Semiconductors specifically reducing performance by 6.24%. Conversely, Communication Services contributed 1.93%, primarily driven by Interactive Media & Services at 1.93%.

The S&P Composite 1500 Information Technology Index delivered a robust return of 23.81% for the period. Because the ICON Health & Information Technology Fund held an average of 14.16% of its holdings in the Health Care sector, those holdings underperformed and only contributed 0.83% to overall fund performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]

Annual Performance

Annual Performance	1 Year	5 Year	10 Year
Icon Health and Information Technology Fund - Investor Class	17.06%	7.11%	13.51%
S&P 1500 Index	17.02%	13.95%	14.45%
S&P 1500 Information Technology Index	23.81%	20.48%	23.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,164,894
Holdings Count | Holdings	27
Advisory Fees Paid, Amount	$ 12,149
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Net Assets	$1,164,894
Total Number of Portfolio Holdings	27
Total Advisory Fees Paid	$12,149
Portfolio Turnover Rate	42%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of December 31, 2025) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
Taiwan Semiconductor Manufacturing Co Ltd	6.5%
Cisco Systems Inc	6.5%
Arista Networks Inc	5.9%
Meta Platforms Inc	5.1%
Alphabet Inc - Class C	5.1%
HCA Healthcare Inc	5.0%
Encompass Health Corp	4.9%
Seagate Technology Holdings PLC	4.5%
Teradyne Inc	4.5%
TD SYNNEX Corp	3.9%

ICON Natural Resources and Infrastructure Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	ICON Natural Resources and Infrastructure Fund
Class Name	Institutional Class Shares
Trading Symbol	ICBMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ICON Natural Resources and Infrastructure Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Natural Resources and Infrastructure Fund - Institutional Class	$133	1.31%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

During 2025, the ICON Natural Resources Fund underperformed the S&P North American Natural Resources Sector Index, as evidenced by a portfolio total return of 15.89% versus the benchmark’s 21.11% return, resulting in a total eﬀect of -5.22%. Stock selection contributed positively to fund performance during the period with 35.74%. Industrials detracted from performance with a total eﬀect of -14.05%, particularly within Industrial Machinery & Supplies & Components, which contributed -8.12%. Conversely, Energy contributed positively with a total eﬀect of 12.19%, notably within Oil & Gas Equipment & Services, which added 6.76%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $500,000 investment)
Average Annual Return [Table Text Block]

Annual Performance

Annual Performance	1 Year	5 Year	10 Year
Icon Natural Resources and Infrastructure Fund - Institutional Class	15.89%	13.57%	11.26%
S&P 1500 Index	17.02%	13.95%	14.45%
S&P North American Natural Resources Sector Index	21.11%	20.54%	9.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 116,032,580
Holdings Count | Holdings	38
Advisory Fees Paid, Amount	$ 1,148,387
Investment Company, Portfolio Turnover	154.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Net Assets	$116,032,580
Total Number of Portfolio Holdings	38
Total Advisory Fees Paid	$1,148,387
Portfolio Turnover Rate	154%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of December 31, 2025) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
Century Aluminum Co	6.2%
Transocean Ltd	6.1%
HF Sinclair Corp	5.0%
TETRA Technologies Inc	5.0%
Carpenter Technology Corp	4.1%
Deluxe Corp	3.9%
Phillips 66	3.7%
Archrock Inc	3.6%
REV Group Inc	3.5%
CVR Energy Inc	3.5%

ICON Natural Resources and Infrastructure Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	ICON Natural Resources and Infrastructure Fund
Class Name	Investor Class Shares
Trading Symbol	ICBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ICON Natural Resources and Infrastructure Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Natural Resources and Infrastructure Fund - Investor Class	$159	1.56%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

During 2025, the ICON Natural Resources Fund underperformed the S&P North American Natural Resources Sector Index, as evidenced by a portfolio total return of 15.64% versus the benchmark’s 21.11% return, resulting in a total eﬀect of -5.47%. Stock selection contributed positively to fund performance during the period with 35.74%. Industrials detracted from performance with a total eﬀect of -14.05%, particularly within Industrial Machinery & Supplies & Components, which contributed -8.12%. Conversely, Energy contributed positively with a total eﬀect of 12.19%, notably within Oil & Gas Equipment & Services, which added 6.76%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]

Annual Performance

Annual Performance	1 Year	5 Year	10 Year
Icon Natural Resources and Infrastructure Fund - Investor Class	15.64%	13.30%	10.99%
S&P 1500 Index	17.02%	13.95%	14.45%
S&P North American Natural Resources Sector Index	21.11%	20.54%	9.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,162,798
Holdings Count | Holdings	38
Advisory Fees Paid, Amount	$ 54,268
Investment Company, Portfolio Turnover	154.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Net Assets	$5,162,798
Total Number of Portfolio Holdings	38
Total Advisory Fees Paid	$54,268
Portfolio Turnover Rate	154%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of December 31, 2025) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
Century Aluminum Co	6.2%
Transocean Ltd	6.1%
HF Sinclair Corp	5.0%
TETRA Technologies Inc	5.0%
Carpenter Technology Corp	4.1%
Deluxe Corp	3.9%
Phillips 66	3.7%
Archrock Inc	3.6%
REV Group Inc	3.5%
CVR Energy Inc	3.5%

ICON UTILITIES AND INCOME FUND - Institutional Class
Shareholder Report [Line Items]
Fund Name	ICON Utilities and Income Fund
Class Name	Institutional Class Shares
Trading Symbol	ICTUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ICON Utilities and Income Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Utilities and Income Fund - Institutional Class	$169	1.66%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.66%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

During 2025, the ICON Utilities and Income Fund underperformed the S&P Composite 1500 Utilities Index by 0.83%, as the portfolio delivered a total return of 15.26% versus the benchmark’s 16.09%. The underperformance was primarily attributable to stock selection of 5.76%, which did not offset the negative sector allocation of -98 basis points. The Utilities sector contributed 4.76% to relative performance, with Gas Utilities specifically adding 2.35%. Conversely, Communication Services detracted -30 basis points, with the Alternative Carriers subindustry reducing performance by -1.66%.

The Fund’s largest contributors to performance were Vodaphone and Natural Fuel Gas Co. Vodafone Group Public Limited Company Sponsored ADR, a global telecommunications services provider, was held as an off-benchmark position throughout the period with an average overweight of 5.65%. The security delivered a return of 76.89%, substantially outpacing the overall benchmark's return of 16.09%, and consequently contributed 2.78% to the fund's relative performance.

National Fuel Gas Company, a diversified energy company, was held throughout the period with an average overweight of 5.29%. The security delivered a return of 35.31%, significantly outpacing the benchmark's 16.09% and thereby contributed 1.71% to the fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $500,000 investment)
Average Annual Return [Table Text Block]

Annual Performance

Annual Performance	1 Year	5 Year	10 Year
Icon Utilities and Income Fund - Institutional Class	15.26%	6.97%	9.16%
S&P 1500 Index	17.02%	13.95%	14.45%
S&P 1500 Utilities Index	16.09%	9.67%	10.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 18,199,052
Holdings Count | Holdings	22
Advisory Fees Paid, Amount	$ 193,418
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Net Assets	$18,199,052
Total Number of Portfolio Holdings	22
Total Advisory Fees Paid	$193,418
Portfolio Turnover Rate	19%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of December 31, 2025) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
American Electric Power Co Inc	6.0%
Xcel Energy Inc	5.8%
Vodafone Group PLC	5.8%
Atmos Energy Corp	5.7%
Evergy Inc	5.5%
Ameren Corp	5.4%
National Fuel Gas Co	5.3%
NextEra Energy Inc	5.0%
DTE Energy Co	5.0%
Consolidated Edison Inc	5.0%

ICON UTILITIES AND INCOME FUND - Investor Class
Shareholder Report [Line Items]
Fund Name	ICON Utilities and Income Fund
Class Name	Investor Class Shares
Trading Symbol	ICTVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ICON Utilities and Income Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Utilities and Income Fund - Investor Class	$195	1.92%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

During 2025, the ICON Utilities and Income Fund underperformed the S&P Composite 1500 Utilities Index by -1.18%, as the portfolio delivered a total return of 14.91% versus the benchmark’s 16.09%. The underperformance was primarily attributable to stock selection of 5.76%, which did not offset the negative sector allocation of -98 basis points. The Utilities sector contributed 4.76% to relative performance, with Gas Utilities specifically adding 2.35%. Conversely, Communication Services detracted -30 basis points, with the Alternative Carriers subindustry reducing performance by -1.66%.

The Fund’s largest contributors to performance were Vodaphone and Natural Fuel Gas Co. Vodafone Group Public Limited Company Sponsored ADR, a global telecommunications services provider, was held as an off-benchmark position throughout the period with an average overweight of 5.65%. The security delivered a return of 76.89%, substantially outpacing the overall benchmark's return of 16.09%, and consequently contributed 2.78% to the fund's relative performance.

National Fuel Gas Company, a diversified energy company, was held throughout the period with an average overweight of 5.29%. The security delivered a return of 35.31%, significantly outpacing the benchmark's 16.09% and thereby contributed 1.71% to the fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]

Annual Performance

Annual Performance	1 Year	5 Year	10 Year
Icon Utilities and Income Fund - Investor Class	14.91%	6.72%	8.88%
S&P 1500 Index	17.02%	13.95%	14.45%
S&P 1500 Utilities Index	16.09%	9.67%	10.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,896,919
Holdings Count | Holdings	22
Advisory Fees Paid, Amount	$ 40,086
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Net Assets	$3,896,919
Total Number of Portfolio Holdings	22
Total Advisory Fees Paid	$40,086
Portfolio Turnover Rate	19%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of December 31, 2025) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
American Electric Power Co Inc	6.0%
Xcel Energy Inc	5.8%
Vodafone Group PLC	5.8%
Atmos Energy Corp	5.7%
Evergy Inc	5.5%
Ameren Corp	5.4%
National Fuel Gas Co	5.3%
NextEra Energy Inc	5.0%
DTE Energy Co	5.0%
Consolidated Edison Inc	5.0%